Note 6 - Long-term Debt (Details) - Summary of Future Annual Loan Repayments for Long Term Debt	Jun. 30, 2015 USD ($)
Summary of Future Annual Loan Repayments for Long Term Debt [Abstract]
2015	$ 10,576,000
2016	17,570,000
2017	8,775,000
2018	3,900,000
Thereafter	9,000,000
Total	$ 49,821,000